[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]

January 6, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Ohio National Fund (File No. 811-3015; 2-67464)

Ladies and Gentlemen:

On behalf of the above registrant, enclosed herewith for electronic filing is a definitive proxy statement on Schedule 14A regarding the proposed liquidation of the fund.

Should you have any questions or comments regarding the filings, please contact me at (513) 794-6779.

Sincerely,

/s/ Emily Bae
Emily Bae
Senior Assistant Counsel